EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Schedule of balance of liabilities for employee benefits

	December 31, 2022		December 31, 2021
Short term	Ps.	425,523	Ps.	552,889
Post-employment		349,587		522,196
Long term		133,085		134,831
Total	Ps.	908,195	Ps.	1,209,916

Plan Asset	Ps.	(18,176)	Ps.	(46,840)

Net employee benefits	Ps.	890,019	Ps.	1,163,076

Schedule of post-employment benefit expense

	December 31, 2022		December 31, 2021
Defined contribution plan	Ps.	101,862	Ps.	93,142
Defined benefit plan		34,623		33,454
Total	Ps.	136,485	Ps.	126,596

Schedule of post-employment and long-term benefits movements

	Post-employment benefits						Long-term benefits
	December		December		December		December		December		December
	31, 2022		31, 2021		31, 2020		31, 2022		31, 2021		31, 2020
Balance at the beginning of the year	Ps.	522,196	Ps.	597,936	Ps.	590,914	Ps.	134,831	Ps.	180,090	Ps.	186,333
Business combination (1)		—		—		13,632		—		—		—
Service costs		3,845		2,749		3,819		14,815		18,454		17,915
Interests cost		30,778		30,705		29,632		8,949		7,982		8,563
Gain on settlements		—		278		—		—		—		—
Past Service Costs (2)		—		—		—		—		(28,009)		(15,659)
	Ps.	556,819	Ps.	631,668	Ps.	637,997	Ps.	158,595	Ps.	178,517	Ps.	197,152
Changes in actuarial assumptions from changes in demographic assumptions		—		(15)		—		—		(86)		—
Changes in actuarial assumptions from changes in financial assumptions		(69,967)		(54,996)		(6,152)		(14,149)		(19,976)		3,823
Changes in actuarial assumptions from changes in the experience		2,167		(21,264)		9,686		10,456		(2,893)		7,626
	Ps.	(67,800)	Ps.	(76,275)	Ps.	3,534	Ps.	(3,693)	Ps.	(22,955)	Ps.	11,449
Payments to employees		(51,306)		(51,591)		(53,327)		(21,817)		(20,731)		(28,511)
Liquidation of entities		(432)		—		—		—		—		—
Reclassification BAC (3)(4)		—		(1,002)		4,539		—		—		—
Loss of control in subsidiary (3)		(98,024)		—		—		—		—		—
Discontinued operations (3)		6,251		15,125		4,465		—		—		—
Effect of movements in exchange rates		4,079		4,271		728		—		—		—
Liability balance at the end of the year	Ps.	349,587	Ps.	522,196	Ps.	597,936	Ps.	133,085	Ps.	134,831	Ps.	180,090

Plan Assets
Balance at the beginning of the year plan assets	Ps.	(46,840)	Ps.	(38,241)	Ps.	(22,756)	Ps.	—	Ps.	—	Ps.	—
Business combination (1)		—		—		(13,632)		—		—		—
Recognition of the active plan		—		—		(840)		—		—		—
Interests income		(427)		(522)		(38)		—		—		—
Remeasurements on plan assets		5,885		(1,676)		236		—		—		—
Reclassification BAC (3)(4)		—		(3,189)		300		—		—		—
Loss of control in subsidiary (3)		27,269		—		—		—		—		—
Discontinued operations (3)		—		(798)		(825)		—		—		—
Effect of movements in exchange rates		(4,063)		(2,414)		(686)		—		—		—
Balance at the end of the year plan assets	Ps.	(18,176)	Ps.	(46,840)	Ps.	(38,241)	Ps.	—	Ps.	—	Ps.	—
Net Balance at the end of the year	Ps.	331,411	Ps.	475,356	Ps.	559,695	Ps.	133,085	Ps.	134,831	Ps.	180,090
(1)	See note 35, recognition of the business combination on Multi Financial Group, Inc.
(2)	The variation includes the effect of a change in a long-term institutional benefit plan for the year 2021 at Banco de Occidente and Fiduciaria de Occidente, and for the year 2020 at Porvenir and Fiduciaria Bogota which went from being a defined benefit plan to a defined contribution plan, through which the bank makes monthly contributions into a fund created for each employee.
(3)	See note 1.1., "Discontinued operation of BAC Holding".
(4)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

Schedule of assumptions used to calculate the obligation projected for different post-employment benefits employees

	December 31,	December 31,
Post-employment benefits *	2022	2021
Discount interest rate	13.27%	7.15%
Inflation rate	3.00%	2.91%
Salary growth rate	3.58%	3.06%
Pension growth rate	3.00%	3.03%

* Entities in Colombia and subsidiaries abroad participate.

	December 31,	December 31,
Long-term benefits *	2022	2021
Discount interest rate	13.72%	7.20%
Inflation rate	3.00%	3.00%
Salary growth rate	4.00%	3.40%

* Only entities from Colombia participate.

Schedule of sensitivity analysis for post-employment and long-term benefits liabilities due to defined benefits plans to different actuarial and financial variables

	-0.50 basic points				+0.50 basic points
At December 31, 2022	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	8,242	Ps.	2,414	Ps.	(7,920)	Ps.	(2,317)
Salaries growth rate		(1,621)		(2,991)		1,671		3,101
Retirement growth rate		(7,191)		N/A		3,589		N/A

	-0.50 basic points				+0.50 basic points
At December 31, 2021	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	17,436	Ps.	3,258	Ps.	(16,970)	Ps.	(3,073)
Salaries growth rate		(5,898)		(3,752)		5,513		3,946
Retirement growth rate		(13,832)		N/A		13,967		N/A

Schedule of future benefit payments projected, reflecting services

		Payments for post-		Payments for long-
Year		employment		term benefits
2023	Ps.	59,383	Ps.	22,578
2024		61,759		28,826
2025		61,134		29,827
2026		60,693		25,644
2027		60,100		27,505
Years 2028 – 2032		319,541		129,194
Total	Ps.	622,610	Ps.	263,574